Share-based compensation - Options on EUR-denominated listed share (Detail) - Euro [Member]	12 Months Ended
	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	491,914
Option plans [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	491,914	934,707
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 17.10	€ 19.14
Number of share options exercised in share-based payment arrangement	408,727
Weighted average exercise price of share options exercised in share-based payment arrangement	€ 21.20
Number of share options expired in share-based payment arrangement	34,066
Weighted average exercise price of share options expired in share-based payment arrangement	€ 23.94
Number of share options exercisable in share-based payment arrangement	491,914
Weighted average exercise price of share options exercisable in share-based payment arrangement	€ 17.10